OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 19: — OPERATING SEGMENTS

a.	General:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows:

1.	Solutions segment. Freightos provides software tools and data to help the industry participants automate their pricing, sales and procurement processes. Revenue includes recurring subscriptions for SaaS or data and certain non-recurring revenue from professional services that enable a user to implement and use the SaaS solution.

NOTE 19: — OPERATING SEGMENTS (Cont.)

2.	Platform segment. Freightos provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants (the users). The transactional platforms enable freight forwarding companies to procure capacity from carriers, and enable importers and exporters to procure services from freight forwarders, or occasionally, directly from carriers. Revenue is transactional type fees generated from specific freight-service transactions booked between buyers and sellers on Freightos’ Platform. Since the acquisition of Clearit in 2022, the Platform segment revenue includes also the transactional type revenue from digital customs brokerage services provided by Clearit.

Each segment’s performance is determined based on operating profit (loss) reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.The following table presents revenue and operating profit (loss) per segments:

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2024
Subscriptions	$14,861	$—	$—	$14,861
SaaS related professional services	537	—	—	537
Transactional Platforms fees	—	8,387	—	8,387
Total revenue	15,398	8,387	—	23,785
Operating loss	$(1,802)	$(14,247)	$(6,898)	$(22,947)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2023
Subscriptions	$12,663	$—	$—	$12,663
SaaS related professional services	534	—	—	534
Transactional Platforms fees	—	7,084	—	7,084
Total revenue	13,197	7,084	—	20,281
Operating profit (loss)	$1,882	$(11,364)	$(68,318)	$(77,800)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2022
Subscriptions	$11,674	$—	$—	$11,674
SaaS related professional services	754	—	—	754
Transactional Platforms fees	—	6,657	—	6,657
Total revenue	12,428	6,657	—	19,085
Operating profit (loss)	$2,261	$(10,250)	$(16,283)	$(24,272)

Unallocated includes corporate expenses and share-based compensation (in 2023 in addition it includes share-listing expenses and transaction-related costs, and in 2022 it includes transaction-related costs and costs associated with the Group Restructuring, see Note 1) and share-based compensation.

NOTE 19: — OPERATING SEGMENTS (Cont.)

For the years ended December 31, 2024, 2023 and 2022, no single Solutions customer or Platform user accounted for 10% or more of the Group’s consolidated income.

c.The Group’s geographic information on revenue is as follows:

	Solutions	Platform	Total
For the year ended December 31, 2024
Europe	$6,818	$58	$6,876
Hong Kong	222	4,284	4,506
United States	6,915	2,247	9,162
Other	1,443	1,798	3,241
	$15,398	$8,387	$23,785

	Solutions	Platform	Total
For the year ended December 31, 2023
Europe	$5,184	$—	$5,184
Hong Kong	437	3,389	3,826
United States	6,642	2,244	8,886
Other	934	1,451	2,385
	$13,197	$7,084	$20,281

	Solutions	Platform	Total
For the year ended December 31, 2022
Europe	$4,618	$—	$4,618
Hong Kong	460	3,441	3,901
United States	6,449	1,939	8,388
Other	901	1,277	2,178
	$12,428	$6,657	$19,085

The Group’s revenue from its Solutions segment is classified based on the location of the customers.

The Group’s revenue from its Platform segment is classified to its business in the location of the billing entity. This classification is independent of where the user resides or where the user is physically located while using the Group’s services.

As of December 31, 2024 and 2023, the carrying amounts of non-current assets (property and equipment, right-of-use assets, and intangible assets) are mainly in Canada, US and Luxembourg due to acquisitions and also in Israel, Hong Kong and Spain.